Property, plant and equipment - Stratification of suspended wells (Details) € in Millions	Dec. 31, 2023 EUR (€) WELLS	Dec. 31, 2022 EUR (€) WELLS	Dec. 31, 2021 EUR (€) WELLS	Dec. 31, 2020 EUR (€)
Property, plant and equipment
Property, plant and equipment	€ 56,299	€ 56,332	€ 56,299
Suspended exploration wells pending final determination
Property, plant and equipment
Property, plant and equipment	€ 1,391	€ 1,085	€ 1,101	€ 1,268
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | WELLS	28.5	23.8	35.9
Suspended exploration wells pending final determination | fields including wells drilled over the last 12 months
Property, plant and equipment
Property, plant and equipment	€ 417	€ 204	€ 175
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | WELLS	7.9	4.5	4
Suspended exploration wells pending final determination | fields for which the delineation campaign is in progress
Property, plant and equipment
Property, plant and equipment	€ 804	€ 579	€ 567
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | WELLS	14	11.3	17.9
Suspended exploration wells pending final determination | fields including commercial discoveries that proceeds to sanctioning
Property, plant and equipment
Property, plant and equipment	€ 170	€ 302	€ 359
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | WELLS	6.6	8	14
Suspended exploration wells pending final determination | within 1 year
Property, plant and equipment
Property, plant and equipment	€ 417	€ 216	€ 175
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | WELLS	7.9	5	4
Suspended exploration wells pending final determination | between 1 and 3 years
Property, plant and equipment
Property, plant and equipment	€ 347	€ 246	€ 269
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | WELLS	6.1	4.9	12.2
Suspended exploration wells pending final determination | beyond 3 years
Property, plant and equipment
Property, plant and equipment	€ 627	€ 623	€ 657
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | WELLS	14.5	13.9	19.7